The table below shows the impact in the income statements: (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Right-of-use amortization	R$ 75,041	R$ 79,834	R$ 65,413
Financial result – interest expenses	68,730	62,956	54,791
Short-term and low-value lease expenses	22,467	13,845	51,855
Decrease of the income of the year	R$ (166,238)	R$ (156,635)	R$ (172,059)